UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05076

Tax-Exempt California Money Market Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
 (Address of principal executive offices)    (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  09/30

Date of reporting period:  7/1/14-6/30/15

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05076
Reporting Period: 07/01/2014 - 06/30/2015
Tax-Exempt California Money Market Fund

================ A     Tax-Exempt California Money Market Fund =================

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAC            Security ID:  67066Y600
Meeting Date: AUG 05, 2014   Meeting Type: Annual
Record Date:  JUN 10, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve New Investment Management       For       For          Management
      Agreement Between the Fund and Nuveen
      Fund Advisors, LLC
2     Approve New Subadvisory Agreement       For       For          Management
      Between Nuveen Fund Advisors and
      Nuveen Asset Management, LLC
3.1   Elect Director William Adams, IV        For       For          Management
3.2   Elect Director David J. Kundert         For       For          Management
3.3   Elect Director John K. Nelson           For       For          Management
3.4   Elect Director Terence J. Toth          For       For          Management
3.5   Elect Director William C. Hunter        For       For          Management
3.6   Elect Director William J. Schneider     For       For          Management

--------------------------------------------------------------------------------

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2

Ticker:       NVX            Security ID:  67069X609
Meeting Date: AUG 05, 2014   Meeting Type: Annual
Record Date:  JUN 06, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement Between the Fund and Nuveen
      Fund Advisors, LLC ("Nuveen Fund
      Advisors"), the Fund's Investment
      Adviser
2     Approve Sub-Advisory Agreement Between  For       For          Management
      Nuveen Fund Advisors and Nuveen Asset
      Management, LLC
3.1   Elect Director William Adams, IV        For       For          Management
3.2   Elect Director David J. Kundert         For       For          Management
3.3   Elect Director John K. Nelson           For       For          Management
3.4   Elect Director Terence J. Toth          For       For          Management
3.5   Elect Director William C. Hunter        For       For          Management
3.6   Elect Director William J. Schneider     For       For          Management

--------------------------------------------------------------------------------

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 3

Ticker:       NZH            Security ID:  67070Y604
Meeting Date: AUG 05, 2014   Meeting Type: Annual
Record Date:  JUN 06, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Management           For       For          Management
      Agreement Between the Fund and Nuveen
      Fund Advisors, LLC ("Nuveen Fund
      Advisors"), the Fund's Investment
      Adviser
2     Approve Sub-Advisory Agreement Between  For       For          Management
      Nuveen Fund Advisors and Nuveen Asset
      Management, LLC
3.1   Elect Director William Adams, IV        For       For          Management
3.2   Elect Director David J. Kundert         For       For          Management
3.3   Elect Director John K. Nelson           For       For          Management
3.4   Elect Director Terence J. Toth          For       For          Management
3.5   Elect Director William C. Hunter        For       For          Management
3.6   Elect Director William J. Schneider     For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Tax-Exempt California Money Market Fund

By (Signature and Title) /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date  8/14/15